RELATED PARTIES - Narrative (Details) $ in Millions			1 Months Ended				3 Months Ended			6 Months Ended
	Jan. 01, 2023 USD ($)	Dec. 09, 2022 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2023 CAD ($)	May 31, 2023 USD ($)	Feb. 28, 2023 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Dec. 31, 2014	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)
Disclosure of transactions between related parties [line items]
Management fee percent										1.05%
Preferred units redeemed		$ 1,000,000,000
Consideration paid		$ 2,475,000,000			$ 507,000,000	$ 530,000,000
Acquisition of LP interest	23.00%
Note receivable	$ 588,000,000
Proceeds from sales of investment property										$ 496,000,000	$ 1,054,000,000
Preferred Equity Unit Holders
Disclosure of transactions between related parties [line items]
Conversion condition, limit of market price to exchange price at maturity, percent									80.00%
Brookfield Corporation
Disclosure of transactions between related parties [line items]
Distribution of business percentage		25.00%
Preferred Equity Tranche One
Disclosure of transactions between related parties [line items]
Tranche of preferred equity units									7 years
Preferred Equity, Tranche Two
Disclosure of transactions between related parties [line items]
Tranche of preferred equity units									10 years
Preferred Equity, Tranche Three
Disclosure of transactions between related parties [line items]
Tranche of preferred equity units									12 years
Brookfield Asset Management
Disclosure of transactions between related parties [line items]
Management fee expense, minimum										50,000,000
Management fee expense							$ 50,000,000	$ 57,000,000		$ 99,000,000	$ 114,000,000
Related parties | United States
Disclosure of transactions between related parties [line items]
Proceeds from sales of investment property			$ 306,000,000
Related parties | Canada
Disclosure of transactions between related parties [line items]
Proceeds from sales of investment property			$ 306,000,000	$ 405